Income taxes - Summary of Expense (Benefit) for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal	$ 6.8	$ (0.1)	$ 0.6
State	2.0	0.1	2.5
Foreign	28.5	20.4	14.5
Total current	37.3	20.4	17.6
Deferred:
Federal	26.5	(15.1)	(12.3)
State	0.0	(3.0)	1.7
Foreign	(14.8)	(13.5)	3.2
Total deferred	11.7	(31.6)	(7.4)
Total income tax expense (benefit)	$ 49.0	$ (11.2)	$ 10.2